Schedule of Investments - September 30, 2021
Hotchkis & Wiley Diversified Value Fund (Unaudited)

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COMMON STOCKS - 99.71%		Held	Value
COMMUNICATION SERVICES - 9.30%
Interactive Media & Services - 2.81%
Alphabet, Inc. (a)		1,030	$2,753,726

Media - 5.10%
Comcast Corp.		21,000	1,174,530
Discovery, Inc. (a)		77,000	1,868,790
News Corp.		62,000	1,458,860
Omnicom Group, Inc.		6,800	492,728
			4,994,908
Wireless Telecommunication Services - 1.39%
Vodafone Group PLC - ADR		87,763	1,355,938
TOTAL COMMUNICATION SERVICES			9,104,572

CONSUMER DISCRETIONARY - 7.03%
Auto Components - 2.92%
Adient PLC (a)		8,974	371,972
The Goodyear Tire & Rubber Company (a)		27,300	483,210
Magna International, Inc.		26,600	2,001,384
			2,856,566
Automobiles - 3.26%
General Motors Company (a)		52,700	2,777,817
Harley-Davidson, Inc.		11,400	417,354
			3,195,171
Hotels, Restaurants & Leisure - 0.85%
Booking Holdings, Inc. (a)		350	830,855
TOTAL CONSUMER DISCRETIONARY			6,882,592

CONSUMER STAPLES - 2.59%
Food Products - 0.88%
Mondelez International, Inc.		14,800	861,064

Personal Products - 1.71%
Unilever PLC - ADR		30,900	1,675,398
TOTAL CONSUMER STAPLES			2,536,462

ENERGY - 13.29%
Energy Equipment & Services - 3.61%
Baker Hughes Company		27,400	677,602
Halliburton Company		52,600	1,137,212
NOV, Inc. (a)		77,700	1,018,647
Schlumberger NV		23,700	702,468
			3,535,929
Oil, Gas & Consumable Fuels - 9.68%
APA Corp.		88,000	1,885,840
Hess Corp.		23,900	1,866,829
Marathon Oil Corp.		200,800	2,744,936
Marathon Petroleum Corp.		13,222	817,252
Murphy Oil Corp.		11,900	297,143
Royal Dutch Shell PLC - ADR		41,762	1,861,332
			9,473,332
TOTAL ENERGY			13,009,261

FINANCIALS - 28.38%
Banks - 13.58%
Bank of America Corp.		30,022	1,274,434
CIT Group, Inc.		14,400	748,080
Citigroup, Inc.		70,574	4,952,883
Citizens Financial Group, Inc.		29,000	1,362,420
Wells Fargo & Company		106,634	4,948,884
			13,286,701
Capital Markets - 5.07%
The Bank of New York Mellon Corp.		28,400	1,472,256
Credit Suisse Group AG - ADR		95,900	945,574
The Goldman Sachs Group, Inc.		4,250	1,606,627
State Street Corp.		11,100	940,392
			4,964,849
Diversified Financial Services - 1.93%
Berkshire Hathaway, Inc. (a)		5,290	1,443,853
Equitable Holdings, Inc.		15,100	447,564
			1,891,417
Insurance - 7.80%
American International Group, Inc.		86,900	4,769,941
The Hartford Financial Services Group, Inc.		18,300	1,285,575
The Travelers Companies, Inc.		10,400	1,580,904
			7,636,420
TOTAL FINANCIALS			27,779,387

HEALTH CARE - 12.45%
Health Care Equipment & Supplies - 2.36%
Boston Scientific Corp. (a)		11,500	498,985
Medtronic PLC		9,882	1,238,709
Zimmer Biomet Holdings, Inc.		3,900	570,804
			2,308,498
Health Care Providers & Services - 7.39%
Anthem, Inc.		8,400	3,131,520
Centene Corp. (a)		17,400	1,084,194
CVS Health Corp.		12,500	1,060,750
HCA Healthcare, Inc.		2,600	631,072
Humana, Inc.		1,600	622,640
UnitedHealth Group, Inc.		1,800	703,332
			7,233,508
Pharmaceuticals - 2.70%
Bristol-Myers Squibb Company		9,800	579,866
GlaxoSmithKline PLC - ADR		32,600	1,245,646
Sanofi - ADR		17,000	819,570
			2,645,082
TOTAL HEALTH CARE			12,187,088

INDUSTRIALS - 11.71%
Aerospace & Defense - 1.02%
Raytheon Technologies Corp.		11,600	997,136

Air Freight & Logistics - 1.81%
FedEx Corp.		8,100	1,776,249

Construction & Engineering - 0.20%
Fluor Corp. (a)		12,200	194,834

Industrial Conglomerates - 4.63%
General Electric Company		44,037	4,537,132

Machinery - 4.05%
CNH Industrial NV		104,600	1,737,406
Cummins, Inc.		5,800	1,302,448
PACCAR, Inc.		11,700	923,364
			3,963,218
TOTAL INDUSTRIALS			11,468,569

INFORMATION TECHNOLOGY - 11.37%
Communications Equipment - 2.88%
F5 Networks, Inc. (a)		9,300	1,848,654
Telefonaktiebolaget LM Ericsson - ADR		86,900	973,280
			2,821,934
Electronic Equipment, Instruments & Components - 2.53%
Corning, Inc.		35,800	1,306,342
TE Connectivity Ltd.		8,500	1,166,370
			2,472,712
IT Services - 0.53%
Cognizant Technology Solutions Corp.		7,000	519,470

Software - 4.30%
Microsoft Corp.		8,800	2,480,896
Oracle Corp.		19,800	1,725,174
			4,206,070
Technology Hardware, Storage & Peripherals - 1.13%
Hewlett Packard Enterprise Company		77,900	1,110,075
TOTAL INFORMATION TECHNOLOGY			11,130,261

MATERIALS - 0.49%
Containers & Packaging - 0.49%
International Paper Company		8,600	480,912
TOTAL MATERIALS			480,912

UTILITIES - 3.10%
Electric Utilities - 3.10%
PPL Corp.		91,400	2,548,232
The Southern Company		7,900	489,563
TOTAL UTILITIES			3,037,795

Total common stocks (Cost $81,459,999)			97,616,899
Total long-term investments (Cost $81,459,999)			97,616,899
		Principal
SHORT-TERM INVESTMENTS - 0.09%		Amount
Time Deposits - 0.09%
National Australia Bank Ltd., 0.01%, 10/01/2021*		$87,184	87,184
Total short-term investments (Cost $87,184)			87,184

Total investments - 99.80% (Cost $81,547,183)			97,704,083

Other assets in excess of liabilities - 0.20%			192,223

Net assets - 100.00%			$97,896,306

(a)	- Non-income producing security.
ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$97,616,899
Time Deposits	87,184
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$97,704,083

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.